Segment Information - Revenue and non-current assets by regions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue from external customers	$ 92,390	$ 15,936	$ 6,155
Non-current assets	120,624	126,324
Hong Kong
Disclosure of geographical areas [line items]
Revenue from external customers	23,070	10,425	6,155
Non-current assets	74,558	120,421
The United States
Disclosure of geographical areas [line items]
Revenue from external customers	69,320	5,511	$ 0
Non-current assets	45,907	1,054
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	0	185
Taiwan
Disclosure of geographical areas [line items]
Non-current assets	0	3,484
Rest of the world
Disclosure of geographical areas [line items]
Non-current assets	$ 159	$ 1,180